Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses for land rights	$ 15,473	$ 19,429
Premises evacuation building input index receivable	30,867	0
Cross-currency interest rate swap	0	2,835
Long-term receivables	1,247	11,696
Deposits with banks and other long-term receivables	10,489	9,002
Long-term bank deposits and other receivables	58,076	42,962
Other Assets, Noncurrent		9,956
Long-term balances of non-qualified deferred compensation plan	$ 9,064	$ 7,531